Significant Accounting Policies - Schedule of Potential Common Stock Outstanding (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Schedule of Potential Common Stock Outstanding [Abstract]
Public warrant	2,214,993	2,214,993